Fair Value Measurements (Details) - Schedule of fair value hierarchy for liabilities measured at fair value on a recurring basis	Jun. 30, 2021 USD ($)
Fair Value Measurements (Details) - Schedule of fair value hierarchy for liabilities measured at fair value on a recurring basis [Line Items]
Public Warrants	$ 21,600,000
Private Placement Warrants	14,155,000
Total warrant liabilities	35,755,000
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy for liabilities measured at fair value on a recurring basis [Line Items]
Public Warrants	21,600,000
Private Placement Warrants
Total warrant liabilities	21,600,000
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy for liabilities measured at fair value on a recurring basis [Line Items]
Public Warrants
Private Placement Warrants
Total warrant liabilities
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy for liabilities measured at fair value on a recurring basis [Line Items]
Public Warrants
Private Placement Warrants	14,155,000
Total warrant liabilities	$ 14,155,000